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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: 03/31/04
                                                   --------------
      Check here if Amendment [ ]; Amendment Number:
                                                   --------------
       This Amendment (Check only one.):     [ ] is a restatement.
                                             [ ] adds new holdings
                                                  entries.
      Institutional Investment Manager Filing this Report:

      Name:    Timeless Investment Management & Research, LLC
               ---------------------------------------------
      Address: 150 N. Michigan Ave.
               ---------------------------------------------
               32nd Floor
               ---------------------------------------------
               Chicago, IL 60601
               ---------------------------------------------

      Form 13F File Number:  28-10318
                               -----------------
      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

      Person Signing this Report on Behalf of Reporting Manager:

      Name:    Patrick J. Wolcott
               ---------------------------------------------
      Title:   Principal
               ---------------------------------------------
      Phone:   (312) 233-9932
               ---------------------------------------------

      Signature, Place, and Date of Signing

      /s/ Patrick J. Wolcott    Chicago, Illinois            May   , 2004
      ------------------------ ----------------------------- ----------------
      [Signature]              [City, State]                 [Date]

      Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                              ---------------
Form 13F Information Table Entry Total:                    34
                                              ---------------
Form 13F Information Table Value Total:       $244,261,843.25
                                              ---------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                   FORM 13 F

 Name of Reporting Manager: Timeless Investment Management & Research, LLC, 1Q04

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                                                                             Investment Discretion         Voting Authority (Shares)
                                                                            ------------------------  Man- -------------------------
                                                                                   (b)                agers
                        Title                    Fair             Shares of        Shared-As  (c)     See
                        of                       Market           Principal (a)    Defined in Shared- Instr. (a)      (b)      (c)
Name of Issuer          Class         CUSIP      Value            Amount    Sole   Instr. V   Other   V      Sole     Shared   None
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
                        Common:
ADVO INC                Common Stock  007585102  $  7,388,046.00  229,300   229,300                                         229,300
APOGENT TECHNOLOGIES    Common Stock  03760A101  $ 11,004,916.00  358,700   358,700                                         358,700
BEARING POINT           Common Stock  074002106  $  5,810,240.00  542,000   542,000                                         542,000
BJS WHSL CLUB           Common Stock  05548J106  $  8,184,720.00  321,600   321,600                                         321,600
BOK FINL CORP           Common Stock  05561Q201  $  5,026,395.00  122,595   122,595                                         122,595
CATALINA MARKETING
  CORP                  Common Stock  148867104  $ 10,503,563.00  541,700   541,700                                         541,700
COHU INC                Common Stock  192576106  $  8,587,275.00  457,500   457,500                                         457,500
CORUS BANKSHARES        Common Stock  220873103  $  6,881,532.00  170,800   170,800                                         170,800
DARDEN RESTAURANTS      Common Stock  237194105  $  7,208,932.00  290,800   290,800                                         290,800
DENTSPLY INTERNATIONAL  Common Stock  249030107  $  7,411,976.00  167,200   167,200                                         167,200
ENTEGRIS                Common Stock  29362U104  $  5,560,060.00  437,800   437,800                                         437,800
HASBRO INC              Common Stock  418056107  $  7,790,850.00  358,200   358,200                                         358,200
HEARTLAND EXPRESS INC   Common Stock  422347104  $  7,126,433.00  312,700   312,700                                         312,700
HON INDUSTRIAL          Common Stock  438092108  $  5,938,168.00  159,800   159,800                                         159,800
IDEX CORP               Common Stock  45167R104  $  7,074,196.00  162,700   162,700                                         162,700
INSIGHT ENTERPRISES     Common Stock  45765U103  $  6,268,392.00  325,800   325,800                                         325,800
INVACARE CORP           Common Stock  461203101  $  7,511,296.00  166,400   166,400                                         166,400
KAYDON CORP             Common Stock  486587108  $  6,425,502.00  233,400   233,400                                         233,400
KEANE INC COM           Common Stock  486665102  $  6,922,452.00  439,800   439,800                                         439,800
LEAPFROG ENTERPRISES    Common Stock  52186N106  $  6,385,500.00  330,000   330,000                                         330,000
LITTELFUSE              Common Stock  537008104  $  8,890,800.00  239,000   239,000                                         239,000
METTLER TOLEDO INTL     Common Stock  592688105  $  7,463,640.00  168,100   168,100                                         168,100
NORDSON                 Common Stock  655663102  $  5,008,402.00  133,700   133,700                                         133,700
OSHKOSH B'GOSH          Common Stock  688222207  $  9,204,812.00  393,200   393,200                                         393,200
PERRIGO CO              Common Stock  714290103  $  6,829,030.00  340,600   340,600                                         340,600
PLEXUS CORP             Common Stock  729132100  $  6,002,346.00  337,400   337,400                                         337,400
POLO RALPH LAUREN       Common Stock  731572103  $  6,746,304.00  196,800   196,800                                         196,800
RENAISSANCE LEARNING    Common Stock  75968L105  $  7,396,785.00  280,500   280,500                                         280,500
ROPER INDS              Common Stock  776696106  $  5,394,350.00  111,800   111,800                                         111,800
SUPERIOR INDS           Common Stock  868168105  $  4,146,480.00  117,000   117,000                                         117,000
TETRA TECH              Common Stock  88162G103  $  8,259,954.00  384,900   384,900                                         384,900
TOYS R US               Common Stock  892335100  $ 10,782,240.00  641,800   641,800                                         641,800
VALASSIS COMMUNICATIONS Common Stock  918866104  $  6,505,600.00  214,000   214,000                                         214,000
WERNER ENTERPRISES      Common Stock  950755108  $  6,620,656.25  349,375   349,375                                         349,375
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                        Subtotal
                          Common                 $244,261,843.25
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Preferred:
                        Subtotal
                          Preferred              $             -
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                        Grand Total              $244,261,843.25
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